Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Income Statement (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Consolidating Income Statement Information
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2		£ 14,887.3
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,507.5)	(1,267.0)	[2]	(977.7)	[2]
Operating profit/(loss)		1,431.4	1,908.2	[2]	2,063.1	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,474.9	2,021.7	[2]	2,112.9	[2]
Finance income		104.8	95.2	[2]	80.4	[2]
Finance costs		(289.3)	(269.8)	[2]	(254.5)	[2]
Revaluation of financial instruments		172.9	262.2	[2]	(48.3)	[2]
Profit before taxation		1,463.3	2,109.3	[2]	1,890.5	[2]
Taxation		(323.9)	(197.0)	[2]	(388.9)	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
Revenue		15,602.4	15,804.2	[2]	14,887.3	[2]
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,507.5)	(1,267.0)	[2]	(977.7)	[2]
Operating profit/(loss)		1,431.4	1,908.2	[2]	2,063.1	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,474.9	2,021.7	[2]	2,112.9	[2]
Finance income		104.8	95.2	[2]	80.4	[2]
Finance costs		(289.3)	(269.8)	[2]	(254.5)	[2]
Revaluation of financial instruments		172.9	262.2	[2]	(48.3)	[2]
Profit before taxation		1,463.3	2,109.3	[2]	1,890.5	[2]
Taxation		(323.9)	(197.0)	[2]	(388.9)	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Condensed Consolidating Income Statement Information
General and administrative costs		10.8	14.1	[2]	13.8	[2]
Operating profit/(loss)		10.8	14.1	[2]	13.8	[2]
Share of results of subsidiaries		1,179.2	1,901.2	[2]	1,497.4	[2]
Profit before interest and taxation		1,190.0	1,915.3	[2]	1,511.2	[2]
Finance costs		(127.1)	(99.3)	[2]	(102.5)	[2]
Revaluation of financial instruments	[2]		0.6		(8.6)
Profit before taxation		1,062.9	1,816.6	[2]	1,400.1	[2]
Profit for the year		1,062.9	1,816.6	[2]	1,400.1	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Profit for the year		1,062.9	1,816.6	[2]	1,400.1	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
General and administrative costs		(305.8)	74.7	[2]	(828.2)	[2]
Operating profit/(loss)		(305.8)	74.7	[2]	(828.2)	[2]
Share of results of subsidiaries		1,710.2	2,016.5	[2]	2,518.2	[2]
Profit before interest and taxation		1,404.4	2,091.2	[2]	1,690.0	[2]
Finance income		27.8	24.5	[2]	28.8	[2]
Finance costs		(248.9)	(221.5)	[2]	(222.1)	[2]
Profit before taxation		1,183.3	1,894.2	[2]	1,496.7	[2]
Taxation		(4.1)	7.0	[2]	0.7	[2]
Profit for the year		1,179.2	1,901.2	[2]	1,497.4	[2]
Attributable to:
Equity holders of the parent		1,179.2	1,901.2	[2]	1,497.4	[2]
Profit for the year		1,179.2	1,901.2	[2]	1,497.4	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Condensed Consolidating Income Statement Information
General and administrative costs	[2]				(0.1)
Operating profit/(loss)	[2]				(0.1)
Profit before interest and taxation	[2]				(0.1)
Finance income		102.3	110.6	[2]	121.1	[2]
Finance costs		(103.1)	(103.4)	[2]	(98.8)	[2]
Revaluation of financial instruments		(1.1)	(5.4)	[2]	7.0	[2]
Profit before taxation		(1.9)	1.8	[2]	29.2	[2]
Profit for the year		(1.9)	1.8	[2]	29.2	[2]
Attributable to:
Equity holders of the parent		(1.9)	1.8	[2]	29.2	[2]
Profit for the year		(1.9)	1.8	[2]	29.2	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Condensed Consolidating Income Statement Information
Revenue		15,602.4	15,804.2	[2]	14,887.3	[2]
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,212.5)	(1,355.8)	[2]	(163.2)	[2]
Operating profit/(loss)		1,726.4	1,819.4	[2]	2,877.6	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,769.9	1,932.9	[2]	2,927.4	[2]
Finance income		300.6	262.8	[2]	231.9	[2]
Finance costs		(136.1)	(148.3)	[2]	(132.5)	[2]
Revaluation of financial instruments		174.0	267.0	[2]	(46.7)	[2]
Profit before taxation		2,108.4	2,314.4	[2]	2,980.1	[2]
Taxation		(319.8)	(204.0)	[2]	(389.6)	[2]
Profit for the year		1,788.6	2,110.4	[2]	2,590.5	[2]
Attributable to:
Equity holders of the parent		1,712.1	2,014.7	[2]	2,489.0	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		1,788.6	2,110.4	[2]	2,590.5	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Condensed Consolidating Income Statement Information
Share of results of subsidiaries		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Profit before interest and taxation		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Finance income		(325.9)	(302.7)	[2]	(301.4)	[2]
Finance costs		325.9	302.7	[2]	301.4	[2]
Profit before taxation		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Profit for the year		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Attributable to:
Equity holders of the parent		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Profit for the year		£ (2,889.4)	£ (3,917.7)	[2]	£ (4,015.6)	[2]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.